Cash Flow Information	12 Months Ended
Dec. 31, 2024
Disclosure Of Cash Flow Information [Abstract]
Cash Flow Information
29.
Cash flow information
(a)
Cash generated from operations

	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Profit before income tax	4,373	6,045	8,712
Adjustments for:
Depreciation and amortization	1,160	1,004	978
Impairment of long-term investments	-	23	64
Loss allowance for expected credit losses (Note 20)	47	17	17
Non-cash employee benefits expense – share based payments (Note 8)	665	649	596
Fair value gains on investments (Note 7)	(26)	-	(12)
Fair value gains on financial liabilities	(17)	-	-
Net (gains)/losses in relation to equity investments (Note 7)	-	(12)	50
Dividend income (Note 7)	(14)	(15)	(17)
Gains of step-up acquisition arising from business combination (Note 7)	(141)	(4)	(29)
Share of profit of associates and joint ventures (Note 17)	(38)	(127)	(96)
Interest income	(711)	(1,052)	(1,196)
Interest expenses	115	124	124
Net exchange differences	(7)	17	(30)
Decrease/(increase) in accounts receivable	906	(204)	(539)
Decrease/(increase) in inventories	10	7	(15)
(Increase)/decrease in other operating assets	(17)	85	72
Increase in accounts payable	663	52	1,845
Increase in other operating liabilities	659	846	193
Cash generated from operations	7,627	7,455	10,717

(b)
Reconciliation of changes in liabilities from financing activities

The reconciliation of changes in liabilities from financing activities are mainly related to lease liabilities and notes payable which have been disclosed in the consolidated statements of cash flows, Note 14 and Note 25, respectively.